Litigations - Contingencies assets (Details) R$ in Millions, $ in Millions, $ in Millions		1 Months Ended				6 Months Ended		12 Months Ended
	Dec. 03, 2019 USD ($) company	Jun. 30, 2020 BRL (R$) lawsuit	Jun. 30, 2020 USD ($) lawsuit	Sep. 30, 2019 USD ($)	Apr. 30, 2019 USD ($)	Jun. 30, 2020 CAD ($) lawsuit	Jun. 30, 2020 USD ($) lawsuit	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2015 USD ($)	Dec. 31, 2010
VBG
Contingent assets
Ownership interest in subsidiary (as a percent)												51.00%
Compulsory loan
Contingent assets
Judicial decision amount										R$ 524	$ 96
Contingent asset recognized		R$ 301	$ 55
ICMS included in PIS and COFINS tax base
Contingent assets
Number of judicial proceedings | lawsuit		2	2			2	2
Number of proceedings with definitive favorable decision | lawsuit		1	1			1	1
Arbitral award related to Simandou
Contingent assets
Judicial decision amount				$ 2,000	$ 1,200
Number of affiliates that filed new litigation proceedings | company	2
Damages sought	$ 1,850
Arbitral award related to Simandou | Minimum
Contingent assets
Judicial decision amount, including interest					$ 2,000
Canadian litigation matter
Contingent assets
Tax refund recognized						$ 21	$ 15	$ 221	$ 162